FINANCIAL INSTRUMENTS (Details 28) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,649,011	$ 6,620,915
Bonds issued	4,513,459	4,426,033
Borrowings	940,677	991,956
Other Financial Lease Liabilities	$ 5,718,360	$ 5,581,293
Percentage of entity total interest rate borrowings	100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,637,820	$ 5,532,662
Bonds issued	4,513,459	4,426,033
Borrowings	860,137	943,325
Other Financial Lease Liabilities	$ 264,224	$ 163,304
Proportion of fixed interest rate borrowings	98.60%	99.10%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 80,540	$ 48,631
Bonds issued	0	0
Borrowings	$ 80,540	$ 48,631
Proportion of variable interest rate borrowings	1.40%	0.90%